SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries

	As of December 31,
	2024	2025
Assets
Current assets
Cash	1,858,820	4,541,442
Restricted cash	3,080	8,958
Accounts receivable, net of allowance for credit losses	2,996,660	2,428,590
VAT recoverable	170,726	188,590
Amount due from related parties, current	—	24,641
Other current assets	156,169	208,903
Total current assets	5,185,455	7,401,124

Non-current assets
Restricted cash	46,322	4,572
VAT recoverable	48,976	58,105
Property and equipment, net	1,895,324	1,573,740
Intangible assets, net	55,393	43,520
Operating lease right-of-use assets	124,230	83,476
Deferred tax assets	58,970	103,381
Other non-current assets	113,728	102,716
Total non-current assets	2,342,943	1,969,510
Total assets	7,528,398	9,370,634

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	404,801	282,433
Accounts payable	502,672	390,791
Amount due to related parties	—	62,252
Accrued expenses and other payables	253,236	330,923
Deferred revenue	82,633	106,277
Operating lease liabilities, current	33,563	26,005
Finance lease and other financing obligations, current	45,153	48,986
Total current third-party liabilities	1,322,058	1,247,667

Non-current liabilities
Long-term borrowings, excluding current portion	399,043	266,266
Operating lease liabilities, non-current	81,881	70,464
Finance lease and other financing obligations, non-current	851,192	802,388
Deferred tax liabilities	32,746	24,122
Other long-term liabilities	57,766	64,801
Total non-current third-party liabilities	1,422,628	1,228,041
Total third-party liabilities	2,744,686	2,475,708
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,023,141	6,026,778
Total liabilities	6,767,827	8,502,486

Schedule of net revenue, net income and cash flow of VIEs

	Years ended December 31,
	2023	2024	2025

Net revenue	9,489,505	9,919,021	11,142,122
Net (loss) income	(7,897)	214,697	107,577
Net cash provided by (used in) operating activities	235,448	(5,129)	844,806
Net cash (used in) provided by investing activities	(86,336)	(236,574)	2,177,111
Net cash used in financing activities	(25,567)	(332,573)	(375,167)

Schedule of estimated useful lives of self-owned property and equipment

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2023	111,811
Additions	602
Accretion expense	6,599
Foreign exchange impact	27
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)
Asset retirement obligations as of December 31, 2023	106,318
Accretion expense	6,827
Foreign exchange impact	35
Revision in estimated cash flows as result of lease contracts modifications	(587)
Settlement	(490)
Asset retirement obligations as of December 31, 2024	112,103
Additions	2,918
Accretion expense	7,218
Foreign exchange impact	(24)
Settlement	(4,665)
Asset retirement obligations as of December 31, 2025	117,550

Schedule of weighted-average amortization period of acquired intangible assets

Customer contracts	5-15 years
Licenses	20 years
Software	5 years

Schedule of deferred government grants

	As of December 31,
	2024	2025

Accrued expenses and other payables	38	50
Other long-term liabilities	114,209	58,068
Deduction of property and equipment, net	9,909	91,647

Schedule of government subsidies

	Years ended December 31,
	2023	2024	2025

Reduction of cost of revenue	1,262	1,787	5,640
Reduction of general and administrative expenses	—	—	131
Reduction of interest expenses	4,310	3,250	—
Government grants	84,410	27,253	30,944
Total	89,982	32,290	36,715

Schedule of total interest costs to interest expenses for continuing operations

	Years ended December 31,
	2023	2024	2025

Total interest costs	2,159,539	2,043,662	1,840,812
Less: interest costs capitalized	(223,002)	(119,031)	(51,914)
Interest expenses	1,936,537	1,924,631	1,788,898

Schedule of unamortised debt issuance costs

	As of December 31,
	2024	2025
Short-term borrowings	3,789	3,238
Long-term borrowings	85,731	48,185
Convertible Bonds due 2029	12,480	6,634
Convertible Bonds due 2030	37,016	25,078
Convertible Bonds due 2032	—	124,317

Total	139,016	207,452

Schedule of cash and restricted cash

In thousands	RMB	USD	HKD	Japanese Yen	Euro	SGD
In PRC	11,046,705	506,552	—	—	—	—
In Hong Kong SAR	49,357	41,409	24,350	44,643	147	—
In Macau SAR	—	—	31,256	—	—	—
In US	—	106	—	—	—	—
In Singapore	1,957	7,230	—	—	—	9,963

Total in original currency	11,098,019	555,297	55,606	44,643	147	9,963
RMB equivalent	11,098,019	3,902,931	50,223	2,000	1,206	54,384